OPTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares			13,159,331	4,361,111	10,000,000		8,500,000
Share price				$ 0.114
Shares issued for cash					$ 600,000		$ 106,000	$ 1,573,000
Expected term		5 years		10 years		5 years	3 years
Volatility rate		44.12%		35.13%
Exercise price				$ 0.11
Expected dividend rate				1.47%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		7,456,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.0518
Board of Advisory [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options percentage				1.00%
Shares issued for cash, shares				8,081,037
Proceeds from offering				$ 5,000,000
Share price				$ 0.11
Shares issued for cash				$ 436,908
Options vested percentage				50.00%
Board of Advisory [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options vested percentage	50.00%
Three Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		7,456,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 155,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.05175
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years